Schedule of Investments (unaudited) April 30, 2024	iShares® Large Cap Deep Buffer ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 97.9%
iShares Core S&P 500 ETF(a)(b)	97,613	$49,239,902

Total Long-Term Investments — 97.9% (Cost: $48,235,058)		49,239,902

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(c)	394,638	394,638

Total Short-Term Securities — 0.8% (Cost: $394,638)		394,638

Options Purchased — 1.5%
(Cost: $480,252)		779,019

Total Investments Before Options Written — 100.2% (Cost: $49,109,948)		50,413,559

Options Written — (0.2)%
(Premiums Received: $(334,448))		(93,098)

Total Investments Net of Options Written — 100.0% (Cost: $48,775,500)		50,320,461

Other Assets Less Liabilities — 0.0%		1,065

Net Assets — 100.0%		$50,321,526

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$52,680	$ 341,958	(a)	$—	$—	$—	$394,638	394,638	$8,911	$—
iShares Core S&P 500 ETF	—	47,455,899		—	779,159	1,004,844	49,239,902	97,613	—	—

					$779,159	$1,004,844	$49,634,540		$8,911	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	20	06/21/24	$507	$(13,763)

2

Schedule of Investments (unaudited) (continued) April 30, 2024	iShares® Large Cap Deep Buffer ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
iShares Core S&P 500 ETF	986	07/02/24	USD	499.44	USD	49,738	$779,019

							$779,019

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
iShares Core S&P 500 ETF	986	07/02/24	USD	561.43	USD	49,738	$(26,533)

Put
iShares Core S&P 500 ETF	986	07/02/24	USD	420.58	USD	49,738	(66,565)

							$(93,098)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$49,239,902	$—	$—	$49,239,902
Short-Term Securities
Money Market Funds	394,638	—	—	394,638
Options Purchased
Equity Contracts	—	779,019	—	779,019

	$49,634,540	$779,019	$—	$50,413,559

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(13,763)	$(93,098)	$—	$(106,861)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

3

Schedule of Investments (unaudited) (continued) April 30, 2024	iShares® Large Cap Deep Buffer ETF

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

4

Additional Financial Information

Schedule of Investments (Unaudited)

April 30, 2024

iShares Trust

iShares Core S&P 500 ETF | IVV | NYSE Arca

5

Schedule of Investments (unaudited) April 30, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
Axon Enterprise, Inc.(a)	725,405	$227,530,532
Boeing Co. (The)(a)(b)	5,906,498	991,346,624
General Dynamics Corp.	2,338,125	671,252,306
General Electric Co.	11,208,271	1,813,722,413
Howmet Aerospace, Inc.	4,028,317	268,890,160
Huntington Ingalls Industries, Inc.	407,440	112,832,359
L3Harris Technologies, Inc.	1,951,977	417,820,677
Lockheed Martin Corp.	2,214,807	1,029,730,219
Northrop Grumman Corp.	1,452,432	704,473,093
RTX Corp.	13,664,351	1,387,204,914
Textron, Inc.(b)	2,018,565	170,750,413
TransDigm Group, Inc.	572,650	714,684,380

		8,510,238,090

Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	1,199,622	85,173,162
Expeditors International of Washington, Inc.	1,497,427	166,678,599
FedEx Corp.	2,367,637	619,800,014
United Parcel Service, Inc., Class B	7,448,450	1,098,497,406

		1,970,149,181

Automobile Components — 0.1%
Aptiv plc(a)	2,873,633	204,027,943
BorgWarner, Inc.	2,363,607	77,455,401

		281,483,344

Automobiles — 1.4%
Ford Motor Co.	40,192,825	488,342,824
General Motors Co.	11,888,940	529,414,498
Tesla, Inc.(a)	28,534,832	5,229,864,009

		6,247,621,331

Banks — 3.4%
Bank of America Corp.	70,904,713	2,624,183,428
Citigroup, Inc.	19,599,067	1,202,010,779
Citizens Financial Group, Inc.	4,801,650	163,784,281
Comerica, Inc.	1,358,158	68,138,787
Fifth Third Bancorp	7,014,589	255,751,915
Huntington Bancshares, Inc.	14,915,524	200,912,108
JPMorgan Chase & Co.	29,773,065	5,708,687,483
KeyCorp	9,647,310	139,789,522
M&T Bank Corp.	1,711,082	247,063,130
PNC Financial Services Group, Inc. (The)	4,099,085	628,225,767
Regions Financial Corp.	9,515,847	183,370,372
Truist Financial Corp.	13,735,569	515,770,616
US Bancorp	16,034,899	651,497,946
Wells Fargo & Co.	37,062,936	2,198,573,364

		14,787,759,498

Beverages — 1.5%
Brown-Forman Corp., Class B, NVS	1,860,080	89,004,828
Coca-Cola Co. (The)	40,072,245	2,475,262,574
Constellation Brands, Inc., Class A	1,656,626	419,888,426
Keurig Dr Pepper, Inc.	10,725,867	361,461,718
Molson Coors Beverage Co., Class B	1,907,599	109,229,119
Monster Beverage Corp.(a)(b)	7,607,613	406,626,915
PepsiCo, Inc.	14,154,560	2,489,928,649

		6,351,402,229

Biotechnology — 1.9%
AbbVie, Inc.	18,182,376	2,957,181,633
Amgen, Inc.	5,509,727	1,509,334,614
Biogen, Inc.(a)	1,492,211	320,556,767
Gilead Sciences, Inc.	12,831,965	836,644,118
Incyte Corp.(a)(b)	1,913,423	99,593,667

Security	Shares	Value

Biotechnology (continued)
Moderna, Inc.(a)(b)	3,416,229	$376,844,221
Regeneron Pharmaceuticals, Inc.(a)(b)	1,087,975	969,015,813
Vertex Pharmaceuticals, Inc.(a)	2,653,971	1,042,506,349

		8,111,677,182

Broadline Retail — 3.9%
Amazon.com, Inc.(a)(b)	94,137,570	16,474,074,750
eBay, Inc.	5,344,898	275,476,043
Etsy, Inc.(a)(b)	1,233,073	84,675,123

		16,834,225,916

Building Products — 0.5%
A O Smith Corp.	1,265,668	104,847,937
Allegion plc	902,856	109,751,175
Builders FirstSource, Inc.(a)	1,270,342	232,243,924
Carrier Global Corp.	8,604,197	529,072,074
Johnson Controls International plc	7,018,379	456,685,922
Masco Corp.	2,263,357	154,926,787
Trane Technologies plc	2,343,542	743,699,618

		2,331,227,437

Capital Markets — 2.8%
Ameriprise Financial, Inc.	1,031,923	424,935,572
Bank of New York Mellon Corp. (The)	7,820,146	441,760,047
BlackRock, Inc.(c)	1,440,084	1,086,744,990
Blackstone, Inc., Class A	7,408,342	863,886,761
CBOE Global Markets, Inc.	1,087,072	196,923,093
Charles Schwab Corp. (The)	15,326,372	1,133,385,209
CME Group, Inc., Class A	3,707,405	777,220,384
FactSet Research Systems, Inc.	392,370	163,575,129
Franklin Resources, Inc.	3,087,362	70,515,348
Goldman Sachs Group, Inc. (The)	3,358,441	1,433,080,359
Intercontinental Exchange, Inc.	5,897,064	759,305,961
Invesco Ltd.	4,629,556	65,600,808
MarketAxess Holdings, Inc.	390,019	78,038,902
Moody’s Corp.	1,620,787	600,226,050
Morgan Stanley	12,901,889	1,172,007,597
MSCI, Inc.	814,510	379,390,613
Nasdaq, Inc.	3,913,409	234,217,529
Northern Trust Corp.	2,112,474	174,046,733
Raymond James Financial, Inc.	1,937,399	236,362,678
S&P Global, Inc.	3,308,960	1,375,964,837
State Street Corp.	3,109,569	225,412,657
T. Rowe Price Group, Inc.	2,305,808	252,647,382

		12,145,248,639

Chemicals — 1.5%
Air Products & Chemicals, Inc.	2,289,420	541,081,523
Albemarle Corp.	1,208,938	145,447,331
Celanese Corp.	1,031,583	158,461,465
CF Industries Holdings, Inc.	1,967,846	155,400,799
Corteva, Inc.	7,227,289	391,213,153
Dow, Inc.	7,232,608	411,535,395
DuPont de Nemours, Inc.	4,429,464	321,136,140
Eastman Chemical Co.	1,208,699	114,149,533
Ecolab, Inc.	2,613,481	591,038,728
FMC Corp.	1,285,399	75,851,395
International Flavors & Fragrances, Inc.	2,628,980	222,543,157
Linde plc	4,993,634	2,201,992,849
LyondellBasell Industries NV, Class A	2,636,054	263,526,318
Mosaic Co. (The)	3,362,017	105,533,714
PPG Industries, Inc.	2,428,437	313,268,373
Sherwin-Williams Co. (The)	2,425,159	726,601,888

		6,738,781,761

6

Schedule of Investments (unaudited) (continued) April 30, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies — 0.6%
Cintas Corp.	887,354	$584,180,632
Copart, Inc.(a)(b)	8,998,964	488,733,735
Republic Services, Inc.	2,106,191	403,756,815
Rollins, Inc.	2,892,312	128,881,423
Veralto Corp.(b)	2,258,433	211,570,003
Waste Management, Inc.	3,774,632	785,198,949

		2,602,321,557

Communications Equipment — 0.8%
Arista Networks, Inc.(a)(b)	2,595,116	665,802,961
Cisco Systems, Inc.	41,847,752	1,966,007,389
F5, Inc.(a)	606,000	100,177,860
Juniper Networks, Inc.	3,316,843	115,492,473
Motorola Solutions, Inc.	1,709,224	579,683,320

		3,427,164,003

Construction & Engineering — 0.1%
Quanta Services, Inc.(b)	1,496,266	386,874,537

Construction Materials — 0.2%
Martin Marietta Materials, Inc.(b)	636,527	373,685,906
Vulcan Materials Co.	1,368,381	352,535,997

		726,221,903

Consumer Finance — 0.6%
American Express Co.	5,889,303	1,378,273,581
Capital One Financial Corp.	3,917,589	561,899,790
Discover Financial Services	2,575,217	326,357,251
Synchrony Financial	4,189,852	184,269,691

		2,450,800,313

Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	4,569,703	3,303,438,299
Dollar General Corp.	2,260,497	314,638,577
Dollar Tree, Inc.(a)(b)	2,131,545	252,055,196
Kroger Co. (The)	6,816,308	377,487,137
Sysco Corp.	5,126,941	381,034,255
Target Corp.	4,754,412	765,365,244
Walgreens Boots Alliance, Inc.	7,373,360	130,729,673
Walmart, Inc.	44,068,998	2,615,495,031

		8,140,243,412

Containers & Packaging — 0.2%
Amcor plc	14,888,918	133,106,927
Avery Dennison Corp.	829,348	180,200,733
Ball Corp.	3,247,128	225,902,695
International Paper Co.	3,564,745	124,552,190
Packaging Corp. of America	916,100	158,466,978
WestRock Co.	2,647,329	126,965,899

		949,195,422

Distributors — 0.1%
Genuine Parts Co.	1,443,869	226,990,645
LKQ Corp.	2,756,477	118,886,853
Pool Corp.	398,392	144,429,052

		490,306,550

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	73,634,362	1,243,684,374
Verizon Communications, Inc.	43,297,743	1,709,827,871

		2,953,512,245

Electric Utilities — 1.6%
Alliant Energy Corp.	2,628,816	130,915,037
American Electric Power Co., Inc.	5,415,705	465,913,101
Constellation Energy Corp.	3,289,133	611,581,390
Duke Energy Corp.	7,940,188	780,202,873
Edison International	3,950,230	280,703,344

Security	Shares	Value

Electric Utilities (continued)
Entergy Corp.	2,177,850	$232,311,259
Evergy, Inc.	2,366,881	124,142,908
Eversource Energy	3,597,519	218,081,602
Exelon Corp.	10,251,481	385,250,656
FirstEnergy Corp.	5,318,524	203,912,210
NextEra Energy, Inc.	21,129,557	1,415,046,432
NRG Energy, Inc.	2,325,080	168,963,564
PG&E Corp.(b)	21,971,986	375,940,680
Pinnacle West Capital Corp.	1,167,604	85,994,035
PPL Corp.	7,591,245	208,455,588
Southern Co. (The)	11,231,755	825,533,993
Xcel Energy, Inc.	5,682,876	305,340,927

		6,818,289,599

Electrical Equipment — 0.8%
AMETEK, Inc.	2,376,933	415,155,118
Eaton Corp. plc	4,112,187	1,308,744,634
Emerson Electric Co.	5,887,688	634,575,013
GE Vernova, Inc.(a)	2,802,040	430,701,568
Generac Holdings, Inc.(a)(b)	631,872	85,909,317
Hubbell, Inc.	552,279	204,630,415
Rockwell Automation, Inc.	1,180,109	319,762,335

		3,399,478,400

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	6,177,654	746,075,274
CDW Corp.	1,379,594	333,668,605
Corning, Inc.	7,907,819	263,962,998
Jabil, Inc.(b)	1,313,651	154,170,081
Keysight Technologies, Inc.(a)(b)	1,798,821	266,117,579
TE Connectivity Ltd.	3,180,160	449,929,037
Teledyne Technologies, Inc.(a)(b)	485,928	185,371,813
Trimble, Inc.(a)(b)	2,562,191	153,910,813
Zebra Technologies Corp., Class A(a)(b)	529,239	166,477,420

		2,719,683,620

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	10,307,615	336,234,401
Halliburton Co.	9,166,760	343,478,497
Schlumberger NV	14,700,053	697,958,517

		1,377,671,415

Entertainment — 1.2%
Electronic Arts, Inc.	2,505,504	317,748,017
Live Nation Entertainment, Inc.(a)(b)	1,461,487	129,940,809
Netflix, Inc.(a)(b)	4,456,777	2,454,079,687
Take-Two Interactive Software, Inc.(a)(b)	1,633,035	233,213,729
Walt Disney Co. (The)	18,890,552	2,098,740,327
Warner Bros Discovery, Inc.(a)(b)	22,853,403	168,201,046

		5,401,923,615

Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B(a)	18,737,514	7,433,733,929
Corpay, Inc.(a)(b)	743,590	224,668,283
Fidelity National Information Services, Inc.	6,101,683	414,426,310
Fiserv, Inc.(a)(b)	6,181,052	943,661,209
Global Payments, Inc.	2,681,603	329,220,400
Jack Henry & Associates, Inc.	750,512	122,100,797
Mastercard, Inc., Class A	8,496,605	3,833,668,176
PayPal Holdings, Inc.(a)	11,037,363	749,657,695
Visa, Inc., Class A(b)	16,288,033	4,375,128,544

		18,426,265,343

Food Products — 0.8%
Archer-Daniels-Midland Co.	5,493,023	322,220,729
Bunge Global SA	1,496,297	152,263,183
Campbell Soup Co.	2,023,658	92,501,407

7

Schedule of Investments (unaudited) (continued) April 30, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Conagra Brands, Inc.	4,923,479	$151,544,684
General Mills, Inc.	5,848,383	412,077,066
Hershey Co. (The)	1,543,571	299,329,288
Hormel Foods Corp.	2,981,352	106,016,877
J M Smucker Co. (The)	1,093,443	125,581,928
Kellanova	2,716,302	157,165,234
Kraft Heinz Co. (The)	8,210,464	317,006,015
Lamb Weston Holdings, Inc.	1,487,499	123,968,167
McCormick & Co., Inc., NVS	2,589,469	196,955,012
Mondelez International, Inc., Class A	13,866,732	997,572,700
Tyson Foods, Inc., Class A	2,948,906	178,851,149

		3,633,053,439

Gas Utilities — 0.0%
Atmos Energy Corp.	1,553,429	183,149,279

Ground Transportation — 1.1%
CSX Corp.	20,351,230	676,067,860
JB Hunt Transport Services, Inc.	840,172	136,586,762
Norfolk Southern Corp.	2,326,292	535,791,573
Old Dominion Freight Line, Inc.	1,842,901	334,873,541
Uber Technologies, Inc.(a)(b)	21,192,910	1,404,454,146
Union Pacific Corp.	6,279,768	1,489,309,779

		4,577,083,661

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	17,878,827	1,894,619,297
Align Technology, Inc.(a)(b)	733,514	207,129,683
Baxter International, Inc.	5,229,897	211,130,942
Becton Dickinson & Co.	2,975,244	697,992,242
Boston Scientific Corp.(a)	15,087,131	1,084,312,105
Cooper Cos., Inc. (The)	2,046,708	182,279,815
Dexcom, Inc.(a)(b)	3,970,234	505,768,109
Edwards Lifesciences Corp.(a)	6,246,089	528,856,356
GE HealthCare Technologies, Inc.(b)	4,361,203	332,498,117
Hologic, Inc.(a)	2,417,390	183,165,640
IDEXX Laboratories, Inc.(a)	855,366	421,490,150
Insulet Corp.(a)	718,456	123,531,325
Intuitive Surgical, Inc.(a)	3,628,426	1,344,767,244
Medtronic plc	13,693,482	1,098,764,996
ResMed, Inc.	1,514,812	324,154,620
Solventum Corp.(a)(b)	1,430,445	92,993,229
STERIS plc	1,017,640	208,168,438
Stryker Corp.	3,482,434	1,171,839,041
Teleflex, Inc.	483,379	100,905,366
Zimmer Biomet Holdings, Inc.	2,152,241	258,871,548

		10,973,238,263

Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	2,504,934	258,108,399
Cencora, Inc.	1,705,138	407,613,239
Centene Corp.(a)(b)	5,504,429	402,153,583
Cigna Group (The)	3,012,331	1,075,522,660
CVS Health Corp.	12,960,159	877,532,366
DaVita, Inc.(a)(b)	555,000	77,150,550
Elevance Health, Inc.	2,419,720	1,279,015,598
HCA Healthcare, Inc.	2,039,810	631,973,934
Henry Schein, Inc.(a)(b)	1,336,335	92,581,289
Humana, Inc.	1,258,731	380,250,048
Laboratory Corp. of America Holdings	874,492	176,096,454
McKesson Corp.	1,353,287	726,999,309
Molina Healthcare, Inc.(a)	597,359	204,356,514
Quest Diagnostics, Inc.	1,143,260	157,975,667
UnitedHealth Group, Inc.	9,525,315	4,607,394,865
Universal Health Services, Inc., Class B	628,632	107,137,752

		11,461,862,227

Security	Shares	Value

Health Care REITs — 0.2%
Healthpeak Properties, Inc.	7,292,496	$135,713,351
Ventas, Inc.	4,143,925	183,492,999
Welltower, Inc.	5,699,930	543,089,330

		862,295,680

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	7,266,853	137,125,516

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)(b)	4,485,619	711,284,605
Booking Holdings, Inc.	359,325	1,240,400,680
Caesars Entertainment, Inc.(a)(b)	2,218,562	79,468,891
Carnival Corp.(a)(b)	10,377,424	153,793,424
Chipotle Mexican Grill, Inc.(a)	282,377	892,198,369
Darden Restaurants, Inc.	1,229,744	188,655,027
Domino’s Pizza, Inc.	359,321	190,177,826
Expedia Group, Inc.(a)(b)	1,346,685	181,304,202
Hilton Worldwide Holdings, Inc.	2,596,862	512,308,935
Las Vegas Sands Corp.	3,802,962	168,699,394
Marriott International, Inc., Class A	2,540,640	599,921,323
McDonald’s Corp.	7,469,909	2,039,583,953
MGM Resorts International(a)(b)	2,815,675	111,050,222
Norwegian Cruise Line Holdings Ltd.(a)(b)	4,380,566	82,880,309
Royal Caribbean Cruises Ltd.(a)(b)	2,429,567	339,240,440
Starbucks Corp.	11,659,987	1,031,792,250
Wynn Resorts Ltd.	980,298	89,844,312
Yum! Brands, Inc.	2,893,850	408,756,312

		9,021,360,474

Household Durables — 0.4%
DR Horton, Inc.	3,075,493	438,226,998
Garmin Ltd.	1,576,324	227,731,528
Lennar Corp., Class A	2,545,389	385,931,880
Mohawk Industries, Inc.(a)	544,606	62,803,964
NVR, Inc.(a)(b)	32,911	244,819,992
PulteGroup, Inc.	2,184,411	243,387,074

		1,602,901,436

Household Products — 1.3%
Church & Dwight Co., Inc.	2,537,370	273,756,849
Clorox Co. (The)	1,278,106	188,993,534
Colgate-Palmolive Co.	8,479,529	779,438,306
Kimberly-Clark Corp.	3,469,397	473,676,773
Procter & Gamble Co. (The)	24,232,647	3,954,767,990

		5,670,633,452

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	6,900,112	123,512,005

Industrial Conglomerates — 0.4%
3M Co.	5,691,952	549,330,288
Honeywell International, Inc.	6,789,322	1,308,506,029

		1,857,836,317

Industrial REITs — 0.2%
Prologis, Inc.	9,515,549	971,061,775

Insurance — 2.1%
Aflac, Inc.	5,421,330	453,494,254
Allstate Corp. (The)	2,703,329	459,728,130
American International Group, Inc.	7,229,928	544,485,878
Aon plc, Class A	2,061,905	581,477,829
Arch Capital Group Ltd.(a)	3,820,794	357,397,071
Arthur J Gallagher & Co.	2,232,701	523,992,598
Assurant, Inc.	534,934	93,292,490
Brown & Brown, Inc.	2,432,699	198,362,276
Chubb Ltd.	4,173,721	1,037,753,989
Cincinnati Financial Corp.	1,616,914	187,060,781

8

Schedule of Investments (unaudited) (continued) April 30, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Everest Group Ltd.	447,030	$163,796,262
Globe Life, Inc.	880,236	67,047,576
Hartford Financial Services Group, Inc. (The)	3,074,103	297,849,840
Loews Corp.	1,876,620	141,027,993
Marsh & McLennan Cos., Inc.	5,066,843	1,010,480,499
MetLife, Inc.	6,321,989	449,366,978
Principal Financial Group, Inc.	2,258,875	178,767,368
Progressive Corp. (The)	6,027,742	1,255,277,272
Prudential Financial, Inc.	3,717,746	410,736,578
Travelers Cos., Inc. (The)	2,350,114	498,600,186
Willis Towers Watson plc	1,055,980	265,198,817
WR Berkley Corp.	2,087,256	160,656,094

		9,335,850,759

Interactive Media & Services — 6.4%
Alphabet, Inc., Class A(a)	60,689,172	9,878,983,418
Alphabet, Inc., Class C, NVS(a)(b)	50,810,509	8,365,442,202
Match Group, Inc.(a)(b)	2,798,868	86,261,112
Meta Platforms, Inc., Class A	22,657,194	9,746,445,143

		28,077,131,875

IT Services — 1.1%
Accenture plc, Class A	6,457,115	1,943,010,475
Akamai Technologies, Inc.(a)(b)	1,553,522	156,796,975
Cognizant Technology Solutions Corp., Class A	5,128,686	336,852,097
EPAM Systems, Inc.(a)	594,202	139,791,963
Gartner, Inc.(a)	802,733	331,199,608
International Business Machines Corp.	9,423,242	1,566,142,820
VeriSign, Inc.(a)	907,670	153,831,912

		4,627,625,850

Leisure Products — 0.0%
Hasbro, Inc.	1,344,090	82,392,717

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	3,017,916	413,575,209
Bio-Rad Laboratories, Inc., Class A(a)(b)	215,761	58,201,530
Bio-Techne Corp.(b)	1,617,073	102,215,184
Charles River Laboratories International, Inc.(a)(b)	528,618	121,053,522
Danaher Corp.	6,772,751	1,670,295,852
Illumina, Inc.(a)(b)	1,635,419	201,238,308
IQVIA Holdings, Inc.(a)(b)	1,879,486	435,608,470
Mettler-Toledo International, Inc.(a)(b)	221,212	272,024,396
Revvity, Inc.(b)	1,271,168	130,256,585
Thermo Fisher Scientific, Inc.	3,979,032	2,262,955,079
Waters Corp.(a)(b)	608,906	188,176,310
West Pharmaceutical Services, Inc.	761,980	272,392,610

		6,127,993,055

Machinery — 1.8%
Caterpillar, Inc.	5,242,783	1,754,077,908
Cummins, Inc.	1,403,679	396,525,281
Deere & Co.	2,681,620	1,049,612,884
Dover Corp.	1,440,707	258,318,765
Fortive Corp.	3,611,679	271,851,078
IDEX Corp.	778,830	171,700,862
Illinois Tool Works, Inc.	2,800,238	683,566,098
Ingersoll Rand, Inc.(b)	4,168,783	389,030,830
Nordson Corp.	558,780	144,271,408
Otis Worldwide Corp.	4,175,621	380,816,635
PACCAR, Inc.	5,386,934	571,607,567
Parker-Hannifin Corp.	1,322,493	720,639,661
Pentair plc	1,702,661	134,663,459
Snap-on, Inc.	543,530	145,644,299
Stanley Black & Decker, Inc.	1,579,030	144,323,342
Westinghouse Air Brake Technologies Corp.	1,845,078	297,205,164

Security	Shares	Value

Machinery (continued)
Xylem, Inc.	2,482,756	$324,496,209

		7,838,351,450

Media — 0.6%
Charter Communications, Inc., Class A(a)(b)	1,017,014	260,294,563
Comcast Corp., Class A	40,806,969	1,555,153,589
Fox Corp., Class A, NVS	2,461,126	76,319,517
Fox Corp., Class B	1,361,099	39,036,320
Interpublic Group of Cos., Inc. (The)	3,946,038	120,117,397
News Corp., Class A, NVS	3,908,765	93,028,607
News Corp., Class B(b)	1,179,063	28,934,206
Omnicom Group, Inc.	2,039,028	189,303,359
Paramount Global, Class B, NVS	4,971,560	56,626,068

		2,418,813,626

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	14,767,842	737,506,029
Newmont Corp.	11,868,959	482,354,494
Nucor Corp.	2,531,824	426,688,299
Steel Dynamics, Inc.	1,566,491	203,831,809

		1,850,380,631

Multi-Utilities — 0.6%
Ameren Corp.	2,707,951	200,036,340
CenterPoint Energy, Inc.	6,500,641	189,428,679
CMS Energy Corp.	3,032,384	183,792,794
Consolidated Edison, Inc.	3,555,257	335,616,261
Dominion Energy, Inc.	8,617,787	439,334,781
DTE Energy Co.	2,126,151	234,556,978
NiSource, Inc.	4,259,617	118,672,930
Public Service Enterprise Group, Inc.	5,131,881	354,510,340
Sempra	6,481,122	464,242,769
WEC Energy Group, Inc.	3,248,503	268,456,288

		2,788,648,160

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	1,621,723	187,909,044
Boston Properties, Inc.	1,486,747	92,014,772

		279,923,816

Oil, Gas & Consumable Fuels — 3.8%
APA Corp.	3,719,640	116,945,482
Chevron Corp.	17,862,255	2,880,645,864
ConocoPhillips	12,132,690	1,524,108,518
Coterra Energy, Inc.	7,746,424	211,942,161
Devon Energy Corp.	6,598,277	337,699,817
Diamondback Energy, Inc.	1,843,292	370,741,320
EOG Resources, Inc.	6,005,615	793,521,910
EQT Corp.	4,236,431	169,838,519
Exxon Mobil Corp.	40,895,395	4,836,698,367
Hess Corp.	2,834,782	446,449,817
Kinder Morgan, Inc.	19,915,434	364,054,133
Marathon Oil Corp.	6,027,198	161,830,266
Marathon Petroleum Corp.	3,789,826	688,687,181
Occidental Petroleum Corp.	6,778,303	448,316,960
ONEOK, Inc.	5,999,384	474,671,262
Phillips 66	4,428,335	634,181,855
Pioneer Natural Resources Co.	2,405,951	647,970,723
Targa Resources Corp.	2,296,321	261,918,373
Valero Energy Corp.	3,506,156	560,529,160
Williams Cos., Inc. (The)	12,528,127	480,578,952

		16,411,330,640

Passenger Airlines — 0.2%
American Airlines Group, Inc.(a)(b)	6,729,520	90,915,815
Delta Air Lines, Inc.	6,594,746	330,198,933
Southwest Airlines Co.	6,144,797	159,396,034

9

Schedule of Investments (unaudited) (continued) April 30, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Passenger Airlines (continued)
United Airlines Holdings, Inc.(a)(b)	3,378,135	$173,838,827

		754,349,609

Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,398,846	351,934,697
Kenvue, Inc.	17,749,415	334,043,990

		685,978,687

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	20,955,003	920,762,832
Catalent, Inc.(a)	1,859,258	103,839,559
Eli Lilly & Co.	8,212,184	6,414,536,923
Johnson & Johnson	24,791,404	3,584,589,104
Merck & Co., Inc.	26,096,618	3,372,204,978
Pfizer, Inc.	58,149,697	1,489,795,237
Viatris, Inc.	12,357,469	142,975,916
Zoetis, Inc., Class A	4,728,228	752,923,027

		16,781,627,576

Professional Services — 0.7%
Automatic Data Processing, Inc.	4,230,535	1,023,324,111
Broadridge Financial Solutions, Inc.	1,212,863	234,579,833
Dayforce, Inc.(a)(b)	1,609,346	98,765,564
Equifax, Inc.(b)	1,269,778	279,592,418
Jacobs Solutions, Inc.	1,294,021	185,730,834
Leidos Holdings, Inc.	1,416,106	198,566,383
Paychex, Inc.	3,298,011	391,836,687
Paycom Software, Inc.	494,420	92,941,072
Robert Half, Inc.	1,071,161	74,060,071
Verisk Analytics, Inc.	1,493,125	325,441,525

		2,904,838,498

Real Estate Management & Development — 0.1%(a)
CBRE Group, Inc., Class A	3,062,552	266,105,143
CoStar Group, Inc.(b)	4,205,501	384,929,507

		651,034,650

Residential REITs — 0.3%
AvalonBay Communities, Inc.	1,460,904	276,943,571
Camden Property Trust	1,098,453	109,493,795
Equity Residential	3,554,617	228,917,335
Essex Property Trust, Inc.	661,180	162,815,575
Invitation Homes, Inc.	5,924,145	202,605,759
Mid-America Apartment Communities, Inc.	1,202,050	156,266,500
UDR, Inc.	3,118,063	118,735,839

		1,255,778,374

Retail REITs — 0.3%
Federal Realty Investment Trust	756,999	78,856,586
Kimco Realty Corp.	6,863,108	127,859,702
Realty Income Corp.	8,564,722	458,555,216
Regency Centers Corp.	1,689,845	100,072,621
Simon Property Group, Inc.	3,356,398	471,674,611

		1,237,018,736

Semiconductors & Semiconductor Equipment — 10.1%
Advanced Micro Devices, Inc.(a)	16,640,191	2,635,473,451
Analog Devices, Inc.	5,106,456	1,024,406,138
Applied Materials, Inc.	8,569,014	1,702,234,631
Broadcom, Inc.	4,531,861	5,892,642,902
Enphase Energy, Inc.(a)(b)	1,398,377	152,087,483
First Solar, Inc.(a)(b)	1,100,349	193,991,529
Intel Corp.	43,542,098	1,326,727,726
KLA Corp.	1,392,727	959,992,794
Lam Research Corp.	1,350,155	1,207,592,134
Microchip Technology, Inc.	5,565,175	511,884,796
Micron Technology, Inc.(b)	11,368,626	1,284,199,993

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	494,636	$331,074,714
NVIDIA Corp.	25,437,315	21,978,348,906
NXP Semiconductors NV	2,654,618	680,086,585
ON Semiconductor Corp.(a)(b)	4,400,888	308,766,302
Qorvo, Inc.(a)(b)	994,817	116,234,418
QUALCOMM, Inc.	11,493,134	1,906,136,274
Skyworks Solutions, Inc.	1,650,141	175,888,529
Teradyne, Inc.(b)	1,574,584	183,155,611
Texas Instruments, Inc.	9,364,323	1,652,053,864

		44,222,978,780

Software — 10.3%
Adobe, Inc.(a)(b)	4,654,896	2,154,425,516
ANSYS, Inc.(a)(b)	895,124	290,807,885
Autodesk, Inc.(a)	2,203,057	468,920,682
Cadence Design Systems, Inc.(a)	2,801,819	772,265,371
Fair Isaac Corp.(a)(b)	255,948	290,073,547
Fortinet, Inc.(a)	6,563,934	414,709,350
Gen Digital, Inc.	5,774,940	116,307,292
Intuit, Inc.	2,882,926	1,803,616,164
Microsoft Corp.	76,522,450	29,792,485,459
Oracle Corp.	16,419,664	1,867,736,780
Palo Alto Networks, Inc.(a)(b)	3,247,117	944,553,864
PTC, Inc.(a)(b)	1,231,191	218,462,531
Roper Technologies, Inc.	1,100,123	562,668,910
Salesforce, Inc.	9,968,969	2,681,054,523
ServiceNow, Inc.(a)(b)	2,111,180	1,463,744,429
Synopsys, Inc.(a)(b)	1,570,741	833,419,467
Tyler Technologies, Inc.(a)(b)	433,808	200,224,082

		44,875,475,852

Specialized REITs — 0.9%
American Tower Corp.	4,800,803	823,625,763
Crown Castle, Inc.	4,466,315	418,851,021
Digital Realty Trust, Inc.	3,118,973	432,851,073
Equinix, Inc.	966,855	687,540,259
Extra Space Storage, Inc.	2,175,848	292,172,869
Iron Mountain, Inc.	3,007,054	233,106,826
Public Storage	1,629,743	422,836,821
SBA Communications Corp.	1,111,057	206,789,929
VICI Properties, Inc.	10,654,166	304,176,439
Weyerhaeuser Co.	7,515,385	226,739,166

		4,048,690,166

Specialty Retail — 1.9%
AutoZone, Inc.(a)	178,065	526,431,366
Bath & Body Works, Inc.	2,324,257	105,567,753
Best Buy Co., Inc.	1,974,409	145,395,479
CarMax, Inc.(a)(b)	1,627,288	110,606,765
Home Depot, Inc. (The)	10,249,713	3,425,659,079
Lowe’s Cos., Inc.	5,922,835	1,350,347,152
O’Reilly Automotive, Inc.(a)(b)	608,352	616,418,747
Ross Stores, Inc.	3,467,198	449,175,501
TJX Cos., Inc. (The)	11,736,965	1,104,331,037
Tractor Supply Co.	1,113,388	304,043,995
Ulta Beauty, Inc.(a)	500,118	202,467,771

		8,340,444,645

Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	149,486,699	25,462,069,441
Hewlett Packard Enterprise Co.	13,388,073	227,597,241
HP, Inc.	8,980,261	252,255,531
NetApp, Inc.	2,121,819	216,871,120
Seagate Technology Holdings plc	2,006,604	172,387,350
Super Micro Computer, Inc.(a)	518,559	445,338,469

10

Schedule of Investments (unaudited) (continued) April 30, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.(a)(b)	3,339,199	$236,515,465

		27,013,034,617

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)(b)	264,326	216,342,901
Lululemon Athletica, Inc.(a)	1,182,591	426,442,315
NIKE, Inc., Class B	12,535,634	1,156,537,593
Ralph Lauren Corp., Class A	401,487	65,699,333
Tapestry, Inc.	2,359,468	94,189,962

		1,959,212,104

Tobacco — 0.5%
Altria Group, Inc.	18,161,019	795,634,242
Philip Morris International, Inc.	15,987,974	1,517,898,252

		2,313,532,494

Trading Companies & Distributors — 0.3%
Fastenal Co.	5,893,132	400,379,388
United Rentals, Inc.	691,974	462,231,712
WW Grainger, Inc.	454,911	419,132,250

		1,281,743,350

Water Utilities — 0.1%
American Water Works Co., Inc.	2,005,165	245,271,783

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	5,378,083	882,919,886

Total Long-Term Investments — 99.8% (Cost: $385,926,949,283)		434,947,252,452

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%(c)(d)

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)	2,016,758,011	$2,017,363,038
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%	647,915,363	647,915,363

Total Short-Term Securities — 0.6% (Cost: $2,664,070,601)		2,665,278,401

Total Investments — 100.4% (Cost: $388,591,019,884)		437,612,530,853
Liabilities in Excess of Other Assets — (0.4)%		(1,731,618,796)

Net Assets — 100.0%		$435,880,912,057

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds:
Institutional, SL Agency Shares	$1,578,102,262	$439,637,052(a)	$—	$(37,179)	$(339,097)	$2,017,363,038	2,016,758,011	$320,386(b)	$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares	646,704,959	1,210,404(a)	—	—	—	647,915,363	647,915,363	3,794,453	—

BlackRock, Inc.	1,208,369,782	29,990,107	(38,345,164)	12,769,600	(126,039,335)	1,086,744,990	1,440,084	—	—

				$12,732,421	$(126,378,432)	$3,752,023,391		$4,114,839	$ —

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

11

Schedule of Investments (unaudited) (continued) April 30, 2024	iShares® Core S&P 500 ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	3,621	06/21/24	$917,380	$(19,589,175)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$434,947,252,452	$—	$—	$434,947,252,452
Short-Term Securities
Money Market Funds	2,665,278,401	—	—	2,665,278,401

	$437,612,530,853	$—	$—	$437,612,530,853

Derivative Financial Instruments(a)
Liabilities
Equity contracts	$(19,589,175)	$—	$—	$(19,589,175)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

12